Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Region

The following table summarizes revenue by region based on the billing address of customers for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026		2025
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,115	78%	$2,612	77%
Europe, Middle East and Africa (EMEA)	441	16%	556	17%
Asia Pacific	140	5%	211	6%
Total	$2,696	99%	$3,379	100%

The following table summarizes revenue by region based on the billing address of customers for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025		2024
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$9,193,173	76%	$2,564,074	57%
Europe, Middle East and Africa (EMEA)	1,066,254	9%	1,492,561	33%
Asia Pacific	1,901,992	15%	471,244	10%
Total	$12,161,419	100%	$4,527,879	100%

Summary of Accounts Receivable, Net	The following table summarizes accounts receivable, net as of the dates presented:
Balance – December 31, 2025	709
Balance – March 31, 2026	668
The following table summarizes accounts receivable, net as of the dates presented:
Balance – January 1, 2024	$105,049
Balance – December 31, 2024	936,321
Balance – December 31, 2025	709,203

Summary of Activity Related to Costs to Obtain Contract

The following summarizes the activity related to costs to obtain a contract during the three months ended March 31, 2026 and 2025:

Balance – December 31, 2025	$96
Commissions incurred	161
Deferred commissions recognized	(103)
Balance – March 31, 2026	$154

Balance – December 31, 2024	$32
Commissions incurred	57
Deferred commissions recognized	(50)
Balance – March 31, 2025	$39

Commission expenses were $466,951 and $193,995 for the years ended December 31, 2025 and 2024, respectively. The following summarizes the activity related to costs to obtain a contract during the years ended December 31, 2025 and 2024:

Balance – December 31, 2023	$51,472
Commissions incurred	180,141
Deferred commissions recognized	(200,109)
Balance – December 31, 2024	31,504
Commissions incurred	286,311
Deferred commissions recognized	(221,609)
Balance – December 31, 2025	$96,206

Summary of Changes in Total Deferred Revenue

The change in total deferred revenue was as follows for the periods indicated:

	Three Months Ended	Year Ended
	March 31, 2026	December 31, 2025
Total deferred revenue, beginning of period	$3,736	$4,052
Billings	2,624	9,487
Revenue recognized (prior year deferred revenue)	(1,658)	(3,868)
Revenue recognized (current year deferred revenue)	(1,038)	(6,383)
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)	—	448
Total deferred revenue, end of period	$3,664	$3,736

The change in total deferred revenue was as follows for the periods indicated:

	Year Ended December 31,
	2025	2024
Total deferred revenue, beginning of period	$4,052,270	$1,214,096
Billings	9,487,029	4,362,730
Revenue recognized (prior year deferred revenue)	(3,867,853)	(1,214,096)
Revenue recognized (current year deferred revenue)	(6,383,159)	(3,091,333)
Acquired deferred revenue of OpenReel (see Note 4 – Acquisitions)	—	2,780,873
Acquired deferred revenue of Vidello (see Note 4 – Acquisitions)	447,966	—
Total deferred revenue, end of period	$3,736,253	$4,052,270